PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Nov. 25, 2018
Property, Plant and Equipment [Abstract]
Components of Property, Plant and Equipment

The components of property, plant and equipment (“PP&E”) were as follows:

	November 25, 2018	November 26, 2017
	(Dollars in thousands)
Land	$8,197	$8,239
Buildings and leasehold improvements	466,256	422,168
Machinery and equipment	471,015	452,950
Capitalized internal-use software	453,943	450,558
Construction in progress	35,408	41,797

Subtotal	1,434,819	1,375,712
Accumulated depreciation	(974,206)	(951,249)

PP&E, net	$460,613	$424,463